Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MainStay Retirement 2030 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to maximize total return over time consistent with its current investment allocation. Total return is defined as a combination of long-term growth of capital and current income. "2030" in the Fund's name refers to the approximate year an investor in the Fund would plan to retire and likely would stop making new investments in the Fund. The Fund is designed for an investor who is seeking to retire between the years 2026 and 2035, and who plans to withdraw the value of the investor's account in the Fund gradually after retirement.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay a commission or other transaction charge to your financial intermediary for effecting transactions in a class of shares of the Fund that has no initial sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. These commissions are not reflected in the fee and expense table or expense example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional; in the "Information on Sales Charges" section starting on page 74 of the Prospectus and Appendix A - Intermediary-Specific Sales Charge Waivers and Discounts; and in the "Alternative Sales Arrangements" section on page 120 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in mutual funds and exchange-traded funds ("ETFs") managed by New York Life Investments or its affiliates ("affiliated Underlying Funds"), and, if an affiliated Underlying Fund in a particular asset class (or sub-asset class) is deemed by the portfolio managers to be unavailable, mutual funds or ETFs managed by an advisor not affiliated with New York Life Investments ("unaffiliated Underlying Funds") (and collectively with the affiliated Underlying Funds, "Underlying Funds").

The Fund seeks to achieve its investment objective by normally investing approximately 34% (within a range of 24% to 44%) of its assets in Underlying Fixed-Income Funds and approximately 66% (within a range of 56% to 76%) of its assets in Underlying Equity Funds. The Fund may invest approximately 15% (within a range of 5% to 25%) of its assets in international equity Underlying Funds. The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will allocate approximately 30% of its assets to equity Underlying Funds (within a range of 20% to 40%) and 70% to fixed income Underlying Funds (within a range of 60% to 80%). New York Life Investments may change the asset class allocations within the range stated above, the Underlying Funds in which the Fund invests, or the target weighting without prior approval from shareholders. With respect to investments in equity Underlying Funds that invest significantly in both U.S. and non-U.S. securities, New York Life Investments will generally allocate such investments equally between U.S. equity funds and international equity funds.

New York Life Investments will determine each Underlying Fund's asset class, and for Underlying Funds that may potentially fall into multiple asset classes, New York Life Investments will classify them based on certain factors, including, but not limited to, the Underlying Fund's investment strategy and portfolio characteristics. The Underlying Equity and Fixed-Income Funds may engage in strategies involving non-traditional asset classes (e.g., master limited partnerships), non-traditional investment strategies (e.g., non-correlated returns or short sales) or illiquid assets.

New York Life Investments uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the broader target allocation to equity and fixed-income asset classes, and the determination of tactical asset allocation adjustments, which establish how the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) is to be invested across asset classes.

The following chart illustrates the Fund's target allocation among the asset classes as of January 1, 2019, and how the target allocation is anticipated to change over time as the Fund approaches its target retirement date of 2030. The Fund's target allocation will continue to change as it passes its target retirement date of 2030, until it reaches its final allocation. The Fund will become more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

The second step in the portfolio construction process involves the actual selection of Underlying Funds to represent the two broad asset classes indicated above and the determination of target weightings among the Underlying Funds for the Fund's portfolio. To provide broad diversification, the Fund may invest in Underlying Funds which invest in sub-asset classes, including U.S. and international equity styles (large-, mid- and small-cap, as well as growth, value and blended styles) and fixed-income sectors (investment grade, high yield, bank loan, international, emerging market and inflation-protected bonds), as well as other sub-asset classes (real estate investment trusts ("REITs"), commodities and market neutral strategies). The Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. Selection of individual Underlying Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). In addition to the investments in Underlying Funds in accordance to this selection process, the Fund may invest in ETFs to gain broad market, sector or asset class exposure during periods when it has large amounts of uninvested cash.

New York Life Investments monitors the Fund's portfolio daily to ensure the Fund's actual asset class allocation among the Underlying Funds continues to conform to the Fund's target allocation over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets and various segments within those markets. For cash management purposes or in response to adverse market or other conditions, the Fund may, regardless of its normal asset class allocation, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash or cash equivalents.

The Underlying Funds may invest in many types of equity and debt securities, including those issued by U.S. issuers and to a more limited extent, those issued by foreign issuers. Such investments could have a positive or adverse effect on the Underlying Funds' performance, which in turn, could have a similar effect on the Fund's performance. In connection with the asset allocation process, the Fund may from time to time, invest more than 25% of its assets in one Underlying Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by New York Life Investments may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders, which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Asset Allocation Risk: Although allocation among different asset classes generally limits the Fund's exposure to the risks of any one class, the risk remains that New York Life Investments may favor an asset class that performs poorly relative to the other asset classes. For example, deteriorating economic conditions might cause an overall weakness in corporate earnings that reduces the absolute level of stock prices in that market. Under these circumstances, if the Fund, through its holdings of Underlying Funds, were invested primarily in stocks, it would perform poorly relative to a portfolio invested primarily in bonds. The Underlying Funds selected by New York Life Investments may underperform the market or other investments. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes or other matters. Moreover, because the Fund has set limitations on the amount of assets that normally may be allocated to each asset class, the Fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the Fund may not be ideal for all investors and may not effectively increase returns or decrease risk for investors.

Exchange-Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investments in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Focused Portfolio Risk: To the extent that the Fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the Fund. Similarly, the extent to which an Underlying Fund invests a significant portion of its assets in a single industry or economic sector will impact the Fund's sensitivity to adverse developments affecting such industry or sector.

Inadequate Retirement Income Risk: An investment in the Fund is not guaranteed, and the Fund may experience losses, including losses near, at, or after the Fund's target retirement date. The Fund is not a complete retirement program, and there is no guarantee that the Fund will provide sufficient retirement income to an investor at and through an investor's retirement. Moreover, there is no guarantee that the Fund's performance will keep pace with or exceed the rate of inflation, which may reduce the value of your investment over time.

Large Transaction Risks: To minimize disruptions to the operations of the Fund and the Underlying Funds, New York Life Investments seeks to maintain existing target allocations and to implement small changes to target allocations through the netting of purchases and redemptions of Fund shares. These practices may temporarily affect New York Life Investments' ability to fully implement the Fund's investment strategies.

Conflicts of Interest: Potential conflicts of interest situations could arise. For example, New York Life Investments may be subject to potential conflicts of interest in selecting or allocating assets among the Underlying Funds because the fees paid to it and its affiliates by some Underlying Funds are higher than the fees paid by other Underlying Funds. In addition, the Fund's portfolio managers may also serve as portfolio managers to one or more Underlying Funds and may have an incentive to select certain Underlying Funds due to compensation considerations or to support new investment strategies or cash flow needs of Underlying Funds. Moreover, a situation could occur where the best interests of the Fund could be adverse to the best interests of an Underlying Fund or vice versa. New York Life Investments will analyze any such situation and take all steps it believes to be necessary to minimize and, where possible, eliminate potential conflicts in light of the fiduciary duty New York Life Investments has to the Fund, which requires it to act in the best interests of the Fund when selecting Underlying Funds.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by New York Life Investments may not produce the desired results. In addition, the Fund may not achieve its investment objective, including during periods in which New York Life Investments takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances.

Principal Risks of the Underlying Funds

The principal risks of the Underlying Funds, which could adversely affect the performance of the Fund, may include the risks summarized below. For the purposes of the risks summarized below, the terms “Fund” and “Funds” may also refer to “Underlying Fund” or “Underlying Funds” as the context requires.

Market Risk: The value of a Fund's investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by a Fund's manager or subadvisor may not produce the desired results. In addition, a Fund may not achieve its investment objective, including during periods in which a Fund's manager or subadvisor takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may expose a Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. For example, if the Fund is the seller of credit protection in a credit default swap, the Fund effectively adds leverage to its portfolio and is subject to the credit exposure on the full notional value of the swap. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to a Fund. Futures may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying asset, a Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price a Fund agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by a Fund. Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in a Fund and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant's swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free. Derivatives may also increase the expenses of a Fund.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of a Fund's holdings.

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce a Fund's income if the proceeds are reinvested at lower interest rates; and (vi) extension risk, (e.g., if interest rates rise, repayments of debt securities may occur more slowly than anticipated by the market, which may drive the prices of these securities down because their interest rates are lower than the current interest rate and the securities remain outstanding longer).

Interest rates in the United States are near recent historic lows, and Fixed Income Funds may currently face a heightened level of interest rate risk. To the extent the Board of Governors of the Federal Reserve System (“Federal Reserve Board”) continues to raise the federal funds rate, there is a risk that interest rates across the financial system may rise, possibly significantly and/or rapidly. Rising interest rates or lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for a Fund to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of a Fund's fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of fixed-rate debt rise. However, when market interest rates fall, certain fixed-rate debt may be adversely affected (i.e., instruments with a negative duration or instruments subject to prepayment risk).

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries, may affect the value of a Fund's investments in foreign securities. Foreign securities may also subject a Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment go up or down, unrelated to the quality or performance of the investment itself. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Liquidity and Valuation Risk: The Fund is subject to the risk that it could not meet redemption requests without significant dilution of remaining investors' interests in the Fund. Securities purchased by a Fund may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, the Fund could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares. This could affect the proceeds of any redemption or the number of shares the Fund receives upon purchase. To meet redemption requests or to raise cash to pursue other investment opportunities, a Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.

Market Capitalization Risk: To the extent a Fund invests in securities issued by small-, mid-, or large-cap companies, a Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related securities (such as mortgage-backed securities) and other asset-backed securities generally involve a stream of payments based on the underlying obligations. These payments, which are often part interest and part return of principal, vary based on the rate at which the underlying borrowers repay their loans or other obligations. Asset-backed securities are subject to the risk that borrowers may default on the underlying obligations and that, during periods of falling interest rates, these obligations may be called or prepaid and, during periods of rising interest rates, obligations may be paid more slowly than expected. Impairment of the underlying obligations or collateral, such as by non-payment, will reduce the security's value. Enforcing rights against such collateral in events of default may be difficult or insufficient. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of a Fund to successfully utilize these instruments may depend on the ability of the Fund's manager or subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Real Estate Investment Trust ("REIT") Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, the appreciation of securities issued by a REIT depends, in part, on the skills of the REIT's manager. REITs may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Short Sales Risk: If a security sold short increases in price, a Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which could be theoretically unlimited. A Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. A Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, a Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. By investing the proceeds received from selling securities short, a Fund is employing a form of leverage which creates special risks.

A Fund may also be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with the short sale.

Until a Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover a Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. A Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances a Fund may not be able to substitute or sell the pledged collateral. Additionally, a Fund must maintain sufficient liquid assets (less any additional collateral pledged to or held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit a Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero.

Regulatory Risk: A Fund as well as the issuers of the securities and other instruments in which the Fund invests are subject to considerable regulation and the risks associated with adverse changes in laws and regulations governing their operations. For example, regulatory authorities in the United States or other countries may prohibit or restrict the ability of a Fund to fully implement its short-selling strategy, either generally or with respect to certain industries or countries, which may impact the Fund's ability to fully implement its investment strategies. In addition, regulatory authorities are in the process of adopting and implementing regulations governing derivatives markets, and although the ultimate impact of the regulations remains unclear, the regulations may adversely affect, among other things, the availability, value or performance of derivatives.

Value Stock Risk: Value stocks may never reach what a Fund's portfolio manager believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the performance of Funds that invest in value stocks may be lower or higher than that of funds that invest in other types of equity securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of three broad-based securities market indices as well as a composite index. The Fund has selected the Standard & Poor's 500® Index (“S&P 500® Index”) as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the MSCI EAFE® Index as its secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. The Fund has selected the Bloomberg Barclays U.S. Aggregate Bond Index as an additional benchmark. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. The Fund has selected the Retirement 2030 Composite Index as an additional benchmark. The Retirement 2030 Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index and the Bloomberg Barclays U.S. Aggregate Bond Index weighted according to the Fund's current allocation, changing annually through the target retirement date.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylinvestments.com/funds for more recent performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of three broad-based securities market indices as well as a composite index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance data is not shown for classes with less than one calendar year of performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund has selected the Standard & Poor’s 500® Index (“S&P 500® Index”) as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the MSCI EAFE® Index as its secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. The Fund has selected the Bloomberg Barclays U.S. Aggregate Bond Index as an additional benchmark. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. The Fund has selected the Retirement 2030 Composite Index as an additional benchmark. The Retirement 2030 Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index and the Bloomberg Barclays U.S. Aggregate Bond Index weighted according to the Fund’s current allocation, changing annually through the target retirement date.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	nylinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2009-2018)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter
2Q/09	14.91%
Worst Quarter
3Q/11	-14.83%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | S&P 500® Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | MSCI EAFE® Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.79%)
5 Years	rr_AverageAnnualReturnYear05	0.53%
10 Years	rr_AverageAnnualReturnYear10	6.32%
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	3.48%
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Retirement 2030 Composite Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.29%)
5 Years	rr_AverageAnnualReturnYear05	5.61%
10 Years	rr_AverageAnnualReturnYear10	9.75%
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.96%	[2],[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
1 Year	rr_ExpenseExampleYear01	$ 643
3 Years	rr_ExpenseExampleYear03	859
5 Years	rr_ExpenseExampleYear05	1,093
10 Years	rr_ExpenseExampleYear10	$ 1,764
1 Year	rr_AverageAnnualReturnYear01	(13.35%)
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	8.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.06%	[2],[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
1 Year	rr_ExpenseExampleYear01	$ 652
3 Years	rr_ExpenseExampleYear03	951
5 Years	rr_ExpenseExampleYear05	1,272
10 Years	rr_ExpenseExampleYear10	$ 2,178
1 Year	rr_AverageAnnualReturnYear01	(13.50%)
5 Years	rr_AverageAnnualReturnYear05	2.36%
10 Years	rr_AverageAnnualReturnYear10	8.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2008
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.71%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 73
3 Years	rr_ExpenseExampleYear03	249
5 Years	rr_ExpenseExampleYear05	440
10 Years	rr_ExpenseExampleYear10	$ 992
2009	rr_AnnualReturn2009	27.84%
2010	rr_AnnualReturn2010	13.48%
2011	rr_AnnualReturn2011	(2.19%)
2012	rr_AnnualReturn2012	14.63%
2013	rr_AnnualReturn2013	22.02%
2014	rr_AnnualReturn2014	6.07%
2015	rr_AnnualReturn2015	(0.71%)
2016	rr_AnnualReturn2016	6.08%
2017	rr_AnnualReturn2017	17.77%
2018	rr_AnnualReturn2018	(8.09%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.83%)
1 Year	rr_AverageAnnualReturnYear01	(8.09%)
5 Years	rr_AverageAnnualReturnYear05	3.88%
10 Years	rr_AverageAnnualReturnYear10	9.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.64%)
5 Years	rr_AverageAnnualReturnYear05	2.21%
10 Years	rr_AverageAnnualReturnYear10	7.78%
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.46%)
5 Years	rr_AverageAnnualReturnYear05	2.74%
10 Years	rr_AverageAnnualReturnYear10	7.27%
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.81%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 83
3 Years	rr_ExpenseExampleYear03	280
5 Years	rr_ExpenseExampleYear05	494
10 Years	rr_ExpenseExampleYear10	$ 1,110
1 Year	rr_AverageAnnualReturnYear01	(8.20%)
5 Years	rr_AverageAnnualReturnYear05	3.19%
10 Years	rr_AverageAnnualReturnYear10	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 21, 2014
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.06%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 108
3 Years	rr_ExpenseExampleYear03	359
5 Years	rr_ExpenseExampleYear05	629
10 Years	rr_ExpenseExampleYear10	$ 1,400
1 Year	rr_AverageAnnualReturnYear01	(8.44%)
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	8.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 08, 2009
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.31%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 133
3 Years	rr_ExpenseExampleYear03	436
5 Years	rr_ExpenseExampleYear05	762
10 Years	rr_ExpenseExampleYear10	$ 1,682
1 Year	rr_AverageAnnualReturnYear01	(8.63%)
5 Years	rr_AverageAnnualReturnYear05	3.24%
10 Years	rr_AverageAnnualReturnYear10	8.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2008
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.66%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 67
3 Years	rr_ExpenseExampleYear03	233
5 Years	rr_ExpenseExampleYear05	413
10 Years	rr_ExpenseExampleYear10	$ 933

[1]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive its management fees to 0.00%. This agreement will remain in effect until February 28, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund. Without this waiver the management fee would be 0.10%.
[3]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of its average daily net assets: Class A, 0.375%; Investor Class, 0.475%; Class I, 0.125%; Class R1, 0.225%; Class R2, 0.475%; and Class R3, 0.725%. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.